Business description	12 Months Ended
Dec. 31, 2025
Business description
Business description

(1) Business description

Evotec SE, including its affiliates and subsidiaries (“Evotec”, the “Group” or the “Company”), is a life science company, continuously driving innovative approaches to develop new pharmaceutical products. Our offerings range from standalone services to fully integrated R&D programs and long-term strategic partnerships with leading pharma and biotechnology companies as well as academic institutions, patient advocacy groups and venture capital partners.

Evotec SE, located in Hamburg (Essener Bogen 7, 22419 Hamburg, Germany) is registered in the Commercial Registry of Hamburg with HRB 156381.

The Company was founded on December 8, 1993, and is listed on the Frankfurt Stock Exchange (XETRA) since November 10, 1999, Segment Prime Standard, under the ticker “EVT” as well as on NASDAQ, New York, USA under the trading symbol “EVO” since November 8, 2021.

The Management Board prepared the consolidated financial statements for the financial year 2025 on March 31, 2026, and will subsequently submit them to the Supervisory Board for review and approval at a meeting on April 7, 2026. With reference to Section §264 (3) of the German Commercial Code, the subsidiary Evotec International GmbH does not prepare a management report (Section §289 of the German Commercial Code).